INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Current and Deferred Portion of Income Tax Expense

	2010	2011	2012
Current income tax expenses	133,180	185,001	235,594
Deferred income tax provision/(benefit)	6,789	(15,559)	(99,289)

Income tax expenses	139,969	169,442	136,305

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate

	2010	2011	2012
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3%)	(3%)	(1%)
Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax (a)	5%	2%	68%
Permanent difference for non-deductible expenses	1%	1%	7%
Withholding tax on earnings no longer considered indefinitely reinvested	—	7%	21%

Effective CIT rate	28%	32%	120%

(a)	Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax primarily represents the following items which are not tax deductible: (i) a rate of 21% as a result of permanent difference arising from the share base compensation expenses (2011: 4%, 2010: 3%); (ii) a rate of 26% as a result of permanent differences arising from the interest expense in convertible notes and term loan (2011:2%, 2010: nil); (iii) a rate of 19% as a result of permanent difference in connection with loss arising from change in fair value in convertible notes (2011: (9%), 2010: nil).

Deferred Tax Assets and Liabilities

	2011	2012
Deferred tax assets, current:
Tax loss carry forwards	21,269	17,547
Deductible temporary differences related to:
-rental expenses	3,009	3,888
-pre-operating expenses	8,886	5,618
-deferred revenue, current	42,670	43,075
-accruals for customer reward program	915	1,003
-others	12,154	16,411
Valuation allowance	(13,457)	(7,173)

	75,446	80,369

Deferred tax assets, non-current:
Tax loss carry forwards	101,649	158,124
Deductible temporary differences related to:
-rental expenses	185,448	213,389
-pre-operating expenses	16,100	8,898
-deferred revenue, non current	15,331	8,715
-unfavorable lease related to acquisitions	98,188	91,751
-Impairment loss of property and equipment	39,499	42,643
-others	1,190	3,051
Valuation allowance	(257,640)	(215,809)

	199,765	310,762

Total deferred tax assets	275,211	391,131

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	38,313	29,439

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	282,638	273,986
Other taxable temporary differences	12,090	14,335

	294,728	288,321

Total deferred tax liabilities	333,041	317,760

Aggregate Amount and Per Share Effect of Tax Holidays

	For the years ended December 31,
	2010	2011	2012
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	13,851	14,505	354
Basic ordinary share effect	0.17	0.17	0.004
Diluted ordinary share effect	0.16	0.15	0.004